Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 851,054
Fair value assets, ending balance	822,651
Fair value liabilities, beginning balance	669,571
Fair value liabilities, ending balance	642,202
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4,183	$ 3,634
Gains (losses) included in earnings	(90)	(118)
Gains (losses) included in OCI	96	(29)
Purchases (issuances)	209	266
Settlement (sales) and other	(126)	(203)
Transfers into Level 3	(215)	48
Transfers out of Level 3	118	224
Fair value assets, ending balance	4,175	3,822
Gains (losses) included in earnings for positions still held	(72)	(41)
Fair value liabilities, beginning balance	(478)	(383)
Gains (losses) included in earnings	1	(47)
Gains (losses) included in OCI	(6)	3
Purchases (issuances)	(232)	(122)
Settlement (sales) and other	62	13
Transfers into Level 3	(166)	(1)
Transfers out of Level 3	185	108
Fair value liabilities, ending balance	(634)	(429)
Gains (losses) included in earnings for positions still held	37	(33)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	680	644
Gains (losses) included in OCI	27
Settlement (sales) and other	(10)	(4)
Fair value assets, ending balance	697	640
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	31	29
Gains (losses) included in OCI	1	1
Fair value assets, ending balance	32	30
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	143	149
Gains (losses) included in OCI	6	3
Settlement (sales) and other	(7)	(4)
Fair value assets, ending balance	142	148
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	506	466
Gains (losses) included in OCI	20	(4)
Settlement (sales) and other	(3)
Fair value assets, ending balance	523	462
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(493)	(662)
Gains (losses) included in earnings	12	80
Purchases (issuances)	(67)	12
Settlement (sales) and other	3	16
Transfers into Level 3	2	17
Transfers out of Level 3	8	2
Fair value assets, ending balance	(535)	(535)
Gains (losses) included in earnings for positions still held	12	84
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(51)	(49)
Gains (losses) included in earnings	(14)	(11)
Gains (losses) included in OCI		1
Purchases (issuances)	1	5
Settlement (sales) and other		5
Transfers out of Level 3	(2)
Fair value assets, ending balance	(66)	(49)
Gains (losses) included in earnings for positions still held	(25)	(11)
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(303)	(438)
Gains (losses) included in earnings	(21)	(123)
Gains (losses) included in OCI	(13)	14
Purchases (issuances)	(12)	(15)
Settlement (sales) and other	4	(2)
Transfers into Level 3	(225)	(7)
Transfers out of Level 3	115	222
Fair value assets, ending balance	(455)	(349)
Gains (losses) included in earnings for positions still held	(16)	(71)
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	18	3
Purchases (issuances)	(10)	1
Fair value assets, ending balance	8	4
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	7	11
Settlement (sales) and other		(1)
Fair value assets, ending balance	7	10
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,781	1,859
Gains (losses) included in earnings	(3)	(46)
Gains (losses) included in OCI	23	(8)
Purchases (issuances)	90	165
Settlement (sales) and other	(19)	(193)
Transfers into Level 3	7	38
Transfers out of Level 3	(3)
Fair value assets, ending balance	1,876	1,815
Gains (losses) included in earnings for positions still held	(1)	(44)
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,544	2,266
Gains (losses) included in earnings	(64)	(18)
Gains (losses) included in OCI	59	(36)
Purchases (issuances)	207	98
Settlement (sales) and other	(104)	(24)
Transfers into Level 3	1
Fair value assets, ending balance	2,643	2,286
Gains (losses) included in earnings for positions still held	(42)	1
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,544	2,266
Gains (losses) included in earnings	(64)	(18)
Gains (losses) included in OCI	59	(36)
Purchases (issuances)	207	98
Settlement (sales) and other	(104)	(24)
Transfers into Level 3	1
Fair value assets, ending balance	2,643	2,286
Gains (losses) included in earnings for positions still held	(42)	1
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(478)	(383)
Gains (losses) included in earnings	1	(47)
Gains (losses) included in OCI	(6)	3
Purchases (issuances)	(232)	(122)
Settlement (sales) and other	62	13
Transfers into Level 3	(166)	(1)
Transfers out of Level 3	185	108
Fair value liabilities, ending balance	(634)	(429)
Gains (losses) included in earnings for positions still held	$ 37	$ (33)